Transactions with Related Parties, Sea Transportation Inc (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Due to related parties	$ 331		$ 458
Related Party [Member] | START [Member]
Transactions with Related Parties [Abstract]
Commercial services fee per day	150	$ 0
Due to related parties	4		$ 1
Related Party [Member] | START [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commercial services fee per day	96
Related Party [Member] | START [Member] | Management Fees [Member]
Transactions with Related Parties [Abstract]
Commercial services fee per day	$ 54